Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 28, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program			$ 357,500
Percentage relates to total revenue	5.00%
Allowance for doubtful accounts	$ 359,000	$ 0
Estimated obsolescence allowance	$ 387,848	$ 12,824
Outstanding warrants (in Shares)	2,257,404
Principal and accrued interest (in Shares)	10,131,076
Incurred operating losses	$ 3,721,157
Cash flows used in operations	897,566
Negative working capital	$ 1,295,692
Asien’s [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program			$ 357,500
Wolo [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment for internet and phone orders, percentage	100.00%